ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600

February 24, 2020	Adam M. Schlichtmann T +1 617 951 7114 F +1 617 235 7346 adam.schlichtmann@ropesgray.com

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	State Street Institutional Investment Trust (Registration Nos. 333-30810 and 811-09819)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of State Street Institutional Investment Trust (the “Trust”) pursuant to (1) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(a)(1) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), (3) Form N-1A and (4) Regulation S-T is Post-Effective Amendment No. 268 to the Trust’s Registration Statement under the Securities Act and Amendment No. 270 to the Trust’s Registration Statement under the 1940 Act on Form N-1A (“Amendment No. 268/270”), including: (i) the Prospectus for State Street Global All Cap Equity ex-U.S. Index Fund (the “Fund”); (ii) the Prospectus for State Street Global All Cap Equity ex-U.S. Index Portfolio (the “Portfolio”); (iii) the Statement of Additional Information for the Fund; (iv) the Statement of Additional Information for the Portfolio; and (v) other information, the signature page, and exhibits.

This Amendment No. 268/270 relates solely to the Fund and the Portfolio (notwithstanding the use of a combination SAI that references other series of the Trust). No information contained herein is intended to amend or supersede any prior filing relating to any series of the Trust other than the Fund and the Portfolio. The principal reason that this Amendment No. 268/270 is being filed pursuant to Rule 485(a) as opposed to Rule 485(b) is that each of the Fund and the Portfolio has been renamed and has changed its investment strategy. Pursuant to the provisions of Rule 485(a)(1) under the Securities Act, it is intended that this Amendment No. 268/270 become effective 60 days after filing.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (617) 951-7114.

Sincerely yours,

/s/ Adam M. Schlichtmann

Adam M. Schlichtmann